K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

August 10, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Liberty All-Star Equity Fund (the “Fund”)

Registration Statement on Form N-2, File No. 811-04809

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of shares of beneficial interest without par value of the Fund (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement. The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me on my cellphone at 703-380-8500 or my office at 202-778-8500.

Sincerely,

/s/ Clifford J. Alexander

Clifford J. Alexander

Enclosure

cc:	Sareena Khwaja-Dixon

ALPS Fund Services, Inc.